TRADE PAYABLES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

11.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of December 31, 2022 and 2021 is as follows:

	12/31/2022	12/31/2021
Trade payables	23,791	19,687
Customer online wallets	7,034	4,900
Other current liabilities	7,685	3,211
Accruals	-	826
Total	38,510	28,624
Of which: with related parties (Note 14)	6,497	3,729

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Group’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of December 31, 2022 and 2021 is as follows:

	12/31/2022	12/31/2021
Accrued salaries	1,874	640
Current tax liabilities	5,756	2,501
Others	55	70
Total	7,685	3,211